Note 15 - Fair Value of Financial Instruments	6 Months Ended
Apr. 30, 2022
Statement Line Items [Line Items]
Disclosure of fair value of financial instruments [text block]
15.	Fair Value of Financial Instruments:

Fair values are based on management’s best estimates of market conditions and valuation policies at a certain point in time. The estimates are subjective and involve particular assumptions and matters of judgement and as such, may not be reflective of future fair values. The Bank’s loans and deposits lack an available market as they are not typically exchanged and, therefore, the book value of these instruments are not necessarily representative of amounts realizable upon immediate settlement. See note 19 of the October 31, 2021 audited Consolidated Financial Statements for more information on fair values.

(thousands of Canadian dollars)
As at	April 30, 2022		October 31, 2021
	Book	Fair	Book	Fair
(thousands of Canadian dollars)	Value	Value	Value	Value

Assets

Cash and cash equivalents	$198,157	$198,157	$271,523	$271,523
Loans	2,450,276	2,485,663	2,103,050	2,118,636
Other financial assets	3,750	3,750	3,596	3,596

Liabilities

Deposits	$2,124,916	$2,011,585	$1,853,204	$1,860,332
Subordinated notes payable	98,410	100,940	95,272	97,910
Other financial liabilities	124,468	124,468	130,657	130,657